STATEMENT OF CASH FLOWS - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2017	May 31, 2018
Cash Flows from Operating Activities:
Net loss	$ (672)	$ (8,862)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in trust account		(521,702)
Changes in operating assets and liabilities:
Accrued expenses		63,579
Prepaid expenses		(3,168)
Net Cash used in Operating Activities	(672)	(470,153)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(52,780,000)
Interest Income released from Trust Account		406,050
Net Cash used in Investing Activities		(52,373,950)
Cash flows from Financing Activities
Proceeds from sale of Units, net of commissions		50,860,100
Proceeds from sale of Private Units		2,615,000
Proceeds from note payable - related party, net	30,672	171,035
Repayment of note payable - related party, net		(120,089)
Proceeds from issuance of common stock to Sponsor	25,000
Payment of offering costs	(25,000)	(253,880)
Net Cash Provided by Financing Activities	30,672	53,272,166
Net increase in cash	30,000	428,063
Cash at beginning of period		30,000
Cash at end of period	$ 30,000	458,063
Non-Cash investing and financing activities:
Deferred underwriting fees charged to additional paid in capital		1,820,000
Deferred legal fees charged to additional paid in capital		100,000
Issuance of common stock to underwriters charged to additional paid in capital		500,000
Initial classification of common stock subject to possible redemption		44,337,271
Change in value of common stock subject to possible redemption		1,954,414
Offering costs charged to additional paid in capital		$ 25,000